================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-2454

                      Oppenheimer Money Market Fund, Inc.
                      -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/29/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS APRIL 29, 2011# (Unaudited)

                                                                         FINAL LEGAL
                                                          MATURITY          MATURITY          PRINCIPAL
                                                             DATE*            DATE**             AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-26.5%
---------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT-26.5%
Bank of Nova Scotia, Houston TX,
 0.28%                                                     5/31/11           5/31/11        $28,300,000         $28,300,000
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
0.71%                                                      5/17/11           5/17/11         30,000,000          30,005,906
0.77%(1)                                                   7/19/11           7/19/11         41,000,000          41,000,000
---------------------------------------------------------------------------------------------------------------------------
BNP Paribas, New York:
0.40%                                                      6/10/11           6/10/11         29,200,000          29,200,000
0.49%(1)                                                   5/16/11           8/15/11         15,600,000          15,600,000
0.50%                                                      6/30/11           6/30/11         15,000,000          15,000,000
0.50%                                                       7/5/11            7/5/11         12,000,000          12,000,000
---------------------------------------------------------------------------------------------------------------------------
Credit Agricole Corporate &
 Investment Bank, New York Branch,
 0.25%                                                      6/3/11            6/3/11         13,100,000          13,100,780
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse, New York
 Branch, 0.21%                                             7/28/11           7/28/11         40,000,000          40,000,000
---------------------------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
0.27%(1)                                                   7/29/11           7/29/11         16,700,000          16,700,000
0.30%(1)                                                   5/12/11           5/12/11         25,000,000          25,000,000
0.31%(1)                                                   5/25/11           6/27/11         45,000,000          45,000,000
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York:
0.27%(1)                                                    5/2/11          11/10/11         19,500,000          19,500,000
0.29%(1)                                                    5/2/11           8/16/11         70,000,000          70,000,000
---------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda
 Banken, New York:
0.35%                                                      5/11/11           5/11/11         28,000,000          28,000,000
0.35%                                                      5/17/11           5/17/11         15,000,000          15,000,000
---------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, New York:
0.28%                                                      6/10/11           6/10/11         26,600,000          26,600,148
0.28%                                                       6/3/11            6/3/11         11,200,000          11,200,051
---------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York,
 0.31%(1)                                                  5/12/11           1/12/12         24,000,000          24,000,000
---------------------------------------------------------------------------------------------------------------------------
UBS AG, Stamford CT:
0.29%                                                      5/26/11           5/26/11         19,300,000          19,300,000
0.30%                                                      5/26/11           5/26/11          8,800,000           8,800,122
                                                                                                               ------------
Total Certificates of Deposit (Cost $533,307,007)                                                               533,307,007
---------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS-18.5%
Barclays US Funding LLC:
0.22%                                                      7/25/11           7/25/11          3,000,000           2,998,442
0.23%                                                      7/21/11           7/21/11         24,000,000          23,987,580
---------------------------------------------------------------------------------------------------------------------------
Commonwealth Bank of Australia,
 0.27%(2)                                                  7/11/11           7/11/11         18,000,000          17,990,415
---------------------------------------------------------------------------------------------------------------------------
Credit Agricole North America, Inc.,
 0.21%                                                      5/6/11            5/6/11          7,000,000           6,999,796
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse, New York
 Branch, 0.25%                                              5/5/11            5/5/11         30,300,000          30,299,158
---------------------------------------------------------------------------------------------------------------------------
ING (US) Funding LLC:
0.24%                                                       7/6/11            7/6/11         46,500,000          46,479,540
0.27%                                                      6/16/11           6/16/11         48,000,000          47,983,440
---------------------------------------------------------------------------------------------------------------------------
Nordea North America,
 Inc., 0.36%                                               7/26/11           7/26/11          7,500,000           7,493,550
---------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada, 5.65%                                7/20/11           7/20/11         10,326,000          10,445,660
---------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB,
 0.35%(2)                                                   6/1/11            6/1/11         23,000,000          22,993,068
---------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, Inc.:
0.10%                                                       5/2/11            5/2/11         16,800,000          16,799,920
0.16%                                                      5/27/11           5/27/11         16,500,000          16,498,093
---------------------------------------------------------------------------------------------------------------------------

1     |     Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS APRIL 29, 2011# (Unaudited)

                                                                         FINAL LEGAL
                                                          MATURITY          MATURITY          PRINCIPAL
                                                             DATE*            DATE**             AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken, Inc.:
0.23%(2)                                                   8/15/11           8/15/11        $22,500,000         $22,484,763
0.27%(2)                                                   6/14/11           6/14/11          6,100,000           6,098,024
0.30%(2)                                                    6/9/11            6/9/11         34,500,000          34,488,974
---------------------------------------------------------------------------------------------------------------------------
Swedbank AB:
0.34%                                                       6/1/11            6/1/11         15,200,000          15,195,550
0.43%                                                       5/4/11            5/4/11         19,800,000          19,799,291
0.43%                                                       5/9/11            5/9/11         23,400,000          23,397,764
                                                                                                                 ----------
Total Direct Bank Obligations (Cost $372,433,028)                                                               372,433,028
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES-48.6%
---------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-1.7%
BNP Paribas Finance, Inc., 0.46%                           6/17/11           6/17/11         33,700,000          33,679,761
---------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.5%
Electricite De France, 0.18%(2)                            5/13/11           5/13/11         10,794,000          10,793,352
---------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING-4.7%
 Toyota Motor Credit Corp.:
0.30%                                                       8/3/11            8/3/11         30,100,000          30,076,422
0.30%                                                       8/4/11            8/4/11         42,500,000          42,466,354
0.30%                                                       8/5/11            8/5/11          8,580,000           8,573,136
0.30%                                                      8/12/11           8/12/11         13,500,000          13,488,413
                                                                                                                 ----------
                                                                                                                 94,604,325
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL-16.0%
Alamogordo, NM Hospital Improvement &
 Refunding Bonds, Gerald Champion
 Medical Center, Series 2007B, 0.30%(1)                     5/6/11            5/6/11          2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------------
B&D Association LLP/Eye Association
 of Boca Raton Bonds, B&D Assn.
 Project, Series 2005, 0.26%(1)                             5/6/11            5/6/11          2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------------
Bremerton, WA Revenue Bonds, Kitsap
 Regional Conference Center, Series
 2003, 0.48%(1)                                             5/6/11            5/6/11          5,005,000           5,005,000
---------------------------------------------------------------------------------------------------------------------------
CA Pollution Control Finance
 Authority Solid Waste Disposal
 Revenue Bonds, EDCO Disposal Corp.,
 Series 2004A, 0.31%(1)                                     5/6/11            5/6/11          7,180,000           7,180,000
---------------------------------------------------------------------------------------------------------------------------
CA Pollution Control Finance
 Authority Solid Waste Disposal
 Revenue Bonds, EDCO Disposal Corp.,
 Series 2007A, 0.31%(1)                                     5/6/11            5/6/11         19,635,000          19,635,000
---------------------------------------------------------------------------------------------------------------------------
CA Pollution Control Finance
 Authority Solid Waste Disposal
 Revenue Bonds, George Borba & Son
 Dairy Project, 0.31%(1)                                    5/6/11            5/6/11          3,800,000           3,800,000
---------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp. Nts.,
 Series 1996E, 0.26%(1)                                     5/6/11            5/6/11          3,839,000           3,839,000
---------------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp. Nts.,
 Series 2000D, 0.26%(1)                                     5/6/11            5/6/11          5,054,000           5,054,000
---------------------------------------------------------------------------------------------------------------------------
Carroll Cnty., KY Environmental
 Facilities Revenue Bonds, Kentucky
 Utilities Co. Project, Series 2006B,
 0.28%(1)                                                   5/6/11            5/6/11         14,750,000          14,750,000
---------------------------------------------------------------------------------------------------------------------------

2     |     Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS APRIL 29, 2011# (Unaudited)

                                                                         FINAL LEGAL
                                                           MATURITY         MATURITY          PRINCIPAL
                                                              DATE*           DATE**             AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
Catawba Cnty., NC Bonds, Catawba
 Valley Medical Center Project, Series
 2009, 0.32%(1)                                             5/6/11            5/6/11        $ 5,400,000         $ 5,400,000
---------------------------------------------------------------------------------------------------------------------------
Columbus, GA Development Authority
 Industrial Development Revenue
 Bonds, Litho-Krome Co. Project,
 Series 2002, 0.41%(1)                                      5/6/11            5/6/11          3,525,000           3,525,000
---------------------------------------------------------------------------------------------------------------------------
Covington, TN Industrial Development
 Board Bonds, Charms Co. Project,
 Series 1992, 0.39%(1)                                      5/6/11            5/6/11          2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------------
Dearborn Cnty., IN Bonds, Dearborn
 Cnty. Hospital Project, Series 06,
 0.27%(1)                                                   5/6/11            5/6/11         21,650,000          21,650,000
---------------------------------------------------------------------------------------------------------------------------
District of Columbia Bonds, The Pew
 Charitable Trust Issue, Series 2008B,
 0.25%(1)                                                   5/6/11            5/6/11          2,640,000           2,640,000
---------------------------------------------------------------------------------------------------------------------------
Franklin, WI Solid Waste Disposal
 Revenue Bonds, Waste Management of
 Wisconsin Project, Series 07A,
 0.31%(1)                                                   5/6/11            5/6/11          4,500,000           4,500,000
---------------------------------------------------------------------------------------------------------------------------
Fredericksburg, VA Economic
 Development Authority Bonds, Eagle
 Village I, Series 2009B, 0.29%(1)                          5/6/11            5/6/11         10,000,000          10,000,000
---------------------------------------------------------------------------------------------------------------------------
Fulton Cnty., GA Development
 Authority Bonds, Maxon Atlantic
 Station LLC Project, Series 05,
 0.38%(1)                                                   5/6/11            5/6/11          2,950,000           2,950,000
---------------------------------------------------------------------------------------------------------------------------
GA Ports Authority Revenue Bonds,
 Garden City Terminal Project, Series
 2007, 0.29%(1)                                             5/6/11            5/6/11          4,530,000           4,530,000
---------------------------------------------------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority,
 TX Bonds, Republic Waste Services of
 Texas Ltd., Series 2001, 0.38%(1)                          5/6/11            5/6/11          3,500,000           3,500,000
---------------------------------------------------------------------------------------------------------------------------
IL Finance Authority Revenue Bonds,
 Provena Health, Series 2009C,
 0.27%(1)                                                   5/6/11            5/6/11          4,700,000           4,700,000
---------------------------------------------------------------------------------------------------------------------------
Kansas City, MO Industrial
 Development Authority Revenue Bonds,
 Kansas City Downtown Redevelopment,
 Series 2005B,
 0.27%(1)                                                   5/6/11            5/6/11         13,645,000          13,645,000
---------------------------------------------------------------------------------------------------------------------------
Las Cruces, NM Industrial Revenue
 Bonds, F&A Dairy Products, Inc.
 Project, Series 2008, 0.21%(1)                             5/6/11            5/6/11          5,700,000           5,700,000
---------------------------------------------------------------------------------------------------------------------------
MA Health & Educational Facilities
 Authority Bonds, Northeast Hospital
 Corp., Series 2006I, 0.28%(1)                              5/6/11            5/6/11          4,400,000           4,400,000
---------------------------------------------------------------------------------------------------------------------------
Mansfield Industrial Development
 Corp., Pier 1 Imports, Inc. Texas
 Project, Series 1986, 0.32%(1)                             5/6/11            5/6/11          8,300,000           8,300,000
---------------------------------------------------------------------------------------------------------------------------
ME Public Utility Financing Bank
 Public Utility Revenue Bonds, Maine
 Public Service Co. Project, Series
 2000, 0.32%(1)                                             5/6/11            5/6/11          9,000,000           9,000,000
---------------------------------------------------------------------------------------------------------------------------
Metro Atlanta Rapid Transit Authority
 Revenue Bonds, Series 2000B, 0.24%(1)                      5/6/11            5/6/11         15,000,000           15,000,000
---------------------------------------------------------------------------------------------------------------------------
MO Development Finance Board
 Industrial Development Revenue Bonds,
 Duke Manufacturing Co., Series 2004B,
 0.38%(1)                                                   5/6/11            5/6/11          6,000,000           6,000,000
---------------------------------------------------------------------------------------------------------------------------
National Geographic School
 Publishing, Inc. Nts., Series 2006,
 0.27%(1)                                                   5/6/11            5/6/11         11,000,000          11,000,000
---------------------------------------------------------------------------------------------------------------------------

3     |     Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS APRIL 29, 2011# (Unaudited)


                                               FINAL LEGAL
                                   MATURITY       MATURITY      PRINCIPAL
                                      DATE*         DATE**         AMOUNT            VALUE
------------------------------------------------------------------------------------------
Newton, KS Economic
 Development Revenue Bonds,
 Medical Office Plaza
 Addition, 0.36%(1)                    5/6/11      5/6/11     $ 1,752,000     $ 1,752,000
-----------------------------------------------------------------------------------------
NJ Healthcare Facilities
 Finance Authority Revenue
 Bonds, St. Peter's University
 Hospital, Series 2000C, 0.29%(1)      5/6/11      5/6/11       4,795,000       4,795,000
-----------------------------------------------------------------------------------------
Oakland University Board of
 Trustees General Revenue
 Refunding Bonds, Series 2008,
 0.28%(1)                              5/6/11      5/6/11      12,180,000      12,180,000
-----------------------------------------------------------------------------------------
Olathe, KS Facilities Revenue
 Bonds, Cedar Lake Village,
 Inc. Project, Series 2004,
 0.31%(1)                              5/6/11      5/6/11       4,525,000       4,525,000
-----------------------------------------------------------------------------------------
PA Economic Development
 Finance Authority, PMF
 Industries, Inc. Project,
 Series 2006 A2, 0.27%(1)              5/6/11      5/6/11       2,330,000       2,330,000
-----------------------------------------------------------------------------------------
Patriot Energy Group, SC Gas
 System Revenue Refunding
 Bonds, Series 2008, 0.25%(1)          5/6/11      5/6/11       5,865,000       5,865,000
-----------------------------------------------------------------------------------------
Polk Cnty., FL Industrial
 Development Authority Revenue
 Bonds, Watson Clinic, Series
 1999, 0.43%(1)                        5/6/11      5/6/11       2,530,000       2,530,000
-----------------------------------------------------------------------------------------
Porterfield Family Partners
 LP Bonds, Series 2004, 0.26%(1)       5/6/11      5/6/11       2,600,000       2,600,000
-----------------------------------------------------------------------------------------
Richmond, VA Redevelopment
 Authority Bonds, Old
 Manchester Project, Series
 1995B, 0.38%(1)                       5/6/11      5/6/11       1,910,000       1,910,000
-----------------------------------------------------------------------------------------
Rockingham Cnty., VA
 Industrial Development
 Authority Revenue Bonds,
 Sunnyside Presbyterian,
 Series2003, 0.29%(1)                  5/6/11      5/6/11       9,920,000       9,920,000
-----------------------------------------------------------------------------------------
Savannah College of Art &
 Design, Inc. Bonds, Series
 2004, 0.28%(1)                        5/6/11      5/6/11       6,300,000       6,300,000
-----------------------------------------------------------------------------------------
St. Paul, MN Port Authority
 Revenue Refunding Bonds,
 Series 2009-3Z, 0.27%(1)              5/6/11      5/6/11       1,575,000       1,575,000
-----------------------------------------------------------------------------------------
Sterling, IL Revenue Bonds,
 Rock River Redevelopment
 Project, Series 03, 0.26%(1)          5/6/11      5/6/11       3,675,000       3,675,000
-----------------------------------------------------------------------------------------
Surry Cnty., VA Industrial
 Development Authority Bonds,
 Windsor Mill Project, Series
 2007, 0.45%(1)                        5/6/11      5/6/11       3,495,000       3,495,000
-----------------------------------------------------------------------------------------
Taylor Cnty. Development
 Authority Industrial
 Development Revenue Bonds,
 American Colloid Co., Series
 2000, 0.47%(1)                         5/6/11      5/6/11       2,900,000       2,900,000
-----------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL
 Industrial Development
 Authority Gulf Opportunity
 Zone Bonds, Hunt Refining
 Project, Series 2008B, 0.30%(1)       5/6/11      5/6/11      23,000,000      23,000,000
-----------------------------------------------------------------------------------------
VA Small Business Finance
 Authority, WoodFuels Virginia
 LLC Project, Series 2009A,
 0.36%(1)                              5/6/11      5/6/11       5,000,000       5,000,000
-----------------------------------------------------------------------------------------
VA Small Business Finance
 Authority, WoodFuels Virginia
 LLC Project, Series 2009B,
 0.33%(1)                              5/6/11      5/6/11       2,800,000       2,800,000
-----------------------------------------------------------------------------------------
Walton Cnty. Development
 Authority Industrial
 Development Revenue Bonds,
 Walton Press, Inc., Series
 2006, 0.49%(1)                        5/6/11      5/6/11       2,800,000       2,800,000
-----------------------------------------------------------------------------------------
Watson Clinic LLP Nts.,
 Series 1999, 0.41%(1)                 5/6/11      5/6/11       7,300,000       7,300,000
-----------------------------------------------------------------------------------------

4     |     Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS APRIL 29, 2011# (Unaudited)


                                                    MATURITY         FINAL LEGAL   PRINCIPAL
                                                       DATE*     MATURITY DATE**      AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
Webster Cnty., IA Educational
 Facilities Revenue Bonds, St.
 Edmond Project, Series 2000,
 0.38%(1)                                            5/6/11               5/6/11 $ 4,020,000    $ 4,020,000
-----------------------------------------------------------------------------------------------------------
Westchester Cnty., NY
 Industrial Development Agency
 Bonds, The Masters School
 Civic Facilities Project,
 Series 02, 0.28%(1)                                 5/6/11               5/6/11   7,455,000      7,455,000
                                                                                                -----------
                                                                                                321,930,000
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS-3.9%
Reckitt Benckiser Treasury
 Services plc:
0.35%(2)                                            5/20/11              5/20/11  20,000,000     19,996,306
0.40%(2)                                            7/11/11              7/11/11  17,500,000     17,486,194
0.42%(2)                                            8/24/11              8/24/11  18,008,000     17,983,839
0.43%(2)                                             9/1/11               9/1/11  12,000,000     11,982,370
0.44%(2)                                           10/12/11             10/12/11  10,000,000      9,979,956
                                                                                                 ----------
                                                                                                 77,428,665
-----------------------------------------------------------------------------------------------------------
RECEIVABLES FINANCE-12.0%
Alpine Securitization Corp.:
0.19%                                                5/2/11               5/2/11  55,900,000     55,899,705
0.19%                                               6/22/11              6/22/11  10,000,000      9,997,256
-----------------------------------------------------------------------------------------------------------
Barton Capital Corp.:
0.13%(2)                                            5/10/11              5/10/11   6,000,000      5,999,745
0.14%(2)                                            5/11/11              5/11/11  16,250,000     16,249,368
0.18%(2)                                            5/16/11              5/16/11   4,400,000      4,399,670
-----------------------------------------------------------------------------------------------------------
Chariot Funding LLC, 0.16%(2)                       5/25/11              5/25/11  34,000,000     33,996,373
-----------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 0.27%(2)                     5/13/11              5/13/11  13,437,000     13,435,791
-----------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.:
0.18%(2)                                             5/6/11               5/6/11   2,044,000      2,043,949
0.18%(2)                                            5/12/11              5/12/11  29,500,000     29,498,378
0.20%(2)                                             5/9/11               5/9/11  12,000,000     11,999,467
0.22%(2)                                            7/14/11              7/14/11   3,600,000      3,598,372
0.25%(2)                                            7/11/11              7/11/11  24,000,000     23,988,167
0.29%(2)                                            6/20/11              6/20/11  30,000,000     29,987,917
                                                                                                -----------
                                                                                                241,094,158
-----------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL-9.8%
Crown Point Capital Co.:
0.32%                                                5/3/11               5/3/11  24,000,000     23,999,573
0.32%                                                5/6/11               5/6/11  34,200,000     34,198,480
0.32%                                               5/10/11              5/10/11   1,000,000        999,920
-----------------------------------------------------------------------------------------------------------
FCAR Owner Trust I:
0.24%                                                7/6/11               7/6/11  11,800,000     11,794,808
0.29%                                                6/2/11               6/2/11  20,000,000     19,994,844
-----------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 0.22%                          5/13/11              5/13/11   2,700,000      2,699,802
-----------------------------------------------------------------------------------------------------------
Govco Inc., 0.17%(2)                                5/18/11              5/18/11   7,400,000      7,399,406
-----------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
0.32%(2)                                             5/4/11               5/4/11   2,500,000      2,499,933
0.32%(2)                                             5/5/11               5/5/11  40,000,000     39,998,578

5     |     Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS APRIL 29, 2011# (Unaudited)

                               MATURITY               FINAL LEGAL   PRINCIPAL
                                  DATE*           MATURITY DATE**      AMOUNT         VALUE
-------------------------------------------------------------------------------------------
0.32%(2)                        5/10/11              5/10/11      $36,000,000   $35,997,120
0.32%(2)                        5/12/11              5/12/11       12,000,000    11,998,827
0.32%(2)                        5/13/11              5/13/11        6,500,000     6,499,307
                                                                                -----------
                                                                                198,080,598
                                                                                -----------
Total Short-Term Notes
(Cost $977,610,859)                                                             977,610,859
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-6.1%
U.S. Treasury Nts.:
1.00%                                  4/30/12       4/30/12     35,000,000     35,239,801
1.13%                                 12/15/11      12/15/11     13,000,000     13,062,979
1.38%                                  2/15/12       2/15/12     20,000,000     20,165,735
1.38%                                  3/15/12       3/15/12     15,000,000     15,132,477
4.50%                                  3/31/12       3/31/12     18,000,000     18,685,678
4.88%                                  7/31/11       7/31/11     10,000,000     10,112,167
5.13%                                  6/30/11       6/30/11     10,000,000     10,077,335
                                                                                ----------
Total U.S. Government Obligations (Cost $122,476,172)                          122,476,172
------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $2,005,827,066)                    99.7%   2,005,827,066
------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                        0.3       6,799,884
                                                                 -------------------------
NET ASSETS                                                       100.0%     $2,012,626,950
                                                                 =========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

----------
# April 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $471,867,629 or 23.45% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of April 29, 2011 based on valuation input level:

6     |     Oppenheimer Money Market Fund, Inc.

Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS APRIL 29, 2011# (Unaudited)

                                                   LEVEL 2-
                                  LEVEL 1-            OTHER           LEVEL 3-
                                UNADJUSTED      SIGNIFICANT        SIGNIFICANT
                                    QUOTED       OBSERVABLE       UNOBSERVABLE
                                    PRICES           INPUTS             INPUTS            VALUE
-----------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit        $         -    $  533,307,007    $           -    $  533,307,007
Direct Bank Obligations                  -       372,433,028                -       372,433,028
Short-Term Notes                         -       977,610,859                -       977,610,859
U.S. Government Obligations              -       122,476,172                -       122,476,172
                               ----------------------------------------------------------------
Total Assets                   $         -    $2,005,827,066    $           -    $2,005,827,066
                               ----------------------------------------------------------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.


NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since April 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Directors.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

7     |     Oppenheimer Money Market Fund, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By: /s/ William F. Glavin, Jr.
    -------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/10/2011

By: /s/ Brian W. Wixted
    -------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/10/2011